BINGHAM DANA LLP
150 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110-1726

March 5, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:       CitiFunds(SM) Trust II
                     (File Nos. 2-90519 and 811-4007)

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds Trust II, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 29 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on March 1, 1999, is the most recent amendment to the Trust's registration statement.

           Please call the undersigned at (617) 951-8368 or Mari A. Wilson at
(617) 951-8381, with any questions relating to this filing.

                                               Sincerely,

                                               Elizabeth L. Belanger